Trade Receivables - Aging of trade receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade receivables
Gross trade receivables	R$ 680,395	R$ 478,716
Neither past due nor impaired
Trade receivables
Gross trade receivables	567,490	360,737
Past due
Trade receivables
Gross trade receivables	112,905	117,979
Past due | 1 to 60 days
Trade receivables
Gross trade receivables	15,383	26,206
Past due | 61 to 90 days
Trade receivables
Gross trade receivables	8,403	9,973
Past due | 91 to 120 days
Trade receivables
Gross trade receivables	10,347	10,528
Past due | 121 to 180 days
Trade receivables
Gross trade receivables	16,284	18,887
Past due | More than 180 days
Trade receivables
Gross trade receivables	R$ 62,488	R$ 52,385